Digital Currencies (Narrative) (Details) - USD ($)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Disclosure of Digital Currencies [Abstract]
Digital currencies, fair value	$ 57,499,720	$ 3,455,756	$ 4,158,501
Proceeds from sale of digital currencies	46,435,625	34,369,504
Digital currency sold	(38,437,132)	(32,996,432)
Gain on sale of digital currencies	$ 7,998,493	$ 1,373,072